Quarterly Holdings Report
for
Fidelity® SAI U.S. Low Volatility Index Fund
January 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV1-NPRT1-0426
1.9866138.111
Common Stocks - 99.8%
	Shares	Value ($)
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	97,250	12,985,793
UNITED STATES - 99.7%
Communication Services - 8.2%
Diversified Telecommunication Services - 3.4%
AT&T Inc	10,289,127	269,678,019
Comcast Corp Class A	3,339,447	99,348,548
Verizon Communications Inc	6,067,127	270,108,494
		639,135,061
Entertainment - 0.3%
Electronic Arts Inc	324,035	66,077,217
Interactive Media & Services - 3.4%
Alphabet Inc Class A	1,765,152	596,621,376
Meta Platforms Inc Class A	46,534	33,341,611
		629,962,987
Media - 0.4%
Fox Corp Class A	494,979	36,024,573
Omnicom Group Inc (b)	278,761	21,475,747
TEGNA Inc	231,496	4,435,463
Versant Media Group Inc Class A	133,578	4,351,971
		66,287,754
Wireless Telecommunication Services - 0.7%
T-Mobile US Inc	696,356	137,328,367
TOTAL COMMUNICATION SERVICES		1,538,791,386
Consumer Discretionary - 10.6%
Automobile Components - 0.0%
Gentex Corp	315,836	7,267,386
Automobiles - 0.0%
Tesla Inc (c)	5,749	2,474,427
Broadline Retail - 1.7%
Amazon.com Inc (c)	1,321,902	316,331,149
Distributors - 0.1%
Genuine Parts Co	200,148	27,818,571
Diversified Consumer Services - 0.1%
H&R Block Inc	192,649	7,600,003
Service Corp International/US	201,800	16,230,774
		23,830,777
Hotels, Restaurants & Leisure - 2.3%
Darden Restaurants Inc	168,407	33,571,935
McDonald's Corp	1,026,851	323,458,065
Yum! Brands Inc	399,364	62,101,102
		419,131,102
Household Durables - 0.2%
Garmin Ltd	230,619	46,502,015
Specialty Retail - 6.2%
AutoZone Inc (c)	24,072	89,169,669
Home Depot Inc/The	1,145,560	429,115,320
Lowe's Cos Inc (b)	806,447	215,369,736
Murphy USA Inc (b)	25,262	10,673,448
O'Reilly Automotive Inc (c)	1,220,957	120,154,378
TJX Cos Inc/The	1,605,327	240,494,038
Tractor Supply Co (b)	762,581	38,800,121
		1,143,776,710
TOTAL CONSUMER DISCRETIONARY		1,987,132,137
Consumer Staples - 6.7%
Beverages - 0.9%
PepsiCo Inc	1,033,775	158,818,853
Food Products - 0.5%
Campbell's Company/The (b)	283,138	7,922,201
Flowers Foods Inc (b)	293,989	3,360,294
General Mills Inc	769,393	35,592,120
Hershey Co/The	213,126	41,506,290
Hormel Foods Corp	419,376	10,320,843
		98,701,748
Household Products - 3.3%
Colgate-Palmolive Co	1,163,005	105,007,721
Kimberly-Clark Corp (b)	477,419	47,737,126
Procter & Gamble Co/The	3,081,822	467,728,125
		620,472,972
Tobacco - 2.0%
Philip Morris International Inc	2,127,102	381,687,183
TOTAL CONSUMER STAPLES		1,259,680,756
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Antero Midstream Corp	481,982	9,070,900
Coterra Energy Inc	1,098,130	31,681,051
DT Midstream Inc	146,188	18,422,612
Kinder Morgan Inc	2,813,787	85,792,366
Williams Cos Inc/The	1,757,228	118,191,155
TOTAL ENERGY		263,158,084
Financials - 10.9%
Banks - 0.6%
Commerce Bancshares Inc/MO	187,502	9,870,105
Cullen/Frost Bankers Inc (b)	92,561	12,756,757
First Financial Bankshares Inc	187,389	5,962,718
Glacier Bancorp Inc (b)	170,590	8,645,501
M&T Bank Corp (b)	224,865	49,823,339
Old National Bancorp/IN (b)	487,396	11,907,084
Prosperity Bancshares Inc	136,702	9,433,805
United Bankshares Inc/WV	203,343	8,607,509
		117,006,818
Capital Markets - 1.5%
Cboe Global Markets Inc	150,501	39,891,795
CME Group Inc Class A	518,570	149,897,845
FactSet Research Systems Inc (b)	54,403	13,837,947
Houlihan Lokey Inc Class A	78,235	13,168,515
Nasdaq Inc	618,896	59,964,833
SEI Investments Co	135,198	11,877,144
		288,638,079
Financial Services - 2.9%
Essent Group Ltd	141,787	8,921,238
Jack Henry & Associates Inc	104,780	18,777,624
Mastercard Inc Class A	14,406	7,761,809
Visa Inc Class A	1,549,966	498,825,558
Western Union Co/The (b)	464,738	4,354,594
		538,640,823
Insurance - 5.9%
American Financial Group Inc/OH	99,601	12,975,022
Aon PLC	310,280	108,486,299
Arch Capital Group Ltd (b)(c)	534,851	51,367,090
Arthur J Gallagher & Co	368,898	91,992,094
Assurant Inc	72,609	17,290,381
Brown & Brown Inc	421,614	30,398,369
Chubb Ltd (b)	533,540	165,162,643
Erie Indemnity Co Class A (b)	36,555	10,345,431
Everest Group Ltd	60,355	19,994,404
Globe Life Inc	116,562	16,344,324
Hanover Insurance Group Inc/The	51,473	8,963,508
Hartford Insurance Group Inc/The	404,596	54,644,736
Loews Corp	244,753	25,838,574
Marsh & McLennan Cos Inc	707,431	133,131,441
Progressive Corp/The	843,532	175,454,657
Reinsurance Group of America Inc	95,107	19,282,944
RLI Corp (b)	132,138	7,720,823
Selective Insurance Group Inc	87,561	7,362,129
Travelers Companies Inc/The	323,959	92,169,575
Unum Group	225,469	17,128,880
W R Berkley Corp	431,173	29,569,844
		1,095,623,168
TOTAL FINANCIALS		2,039,908,888
Health Care - 12.1%
Biotechnology - 2.2%
Amgen Inc	774,683	264,848,624
Biogen Inc (c)	210,974	37,952,113
Regeneron Pharmaceuticals Inc	146,587	108,686,931
		411,487,668
Health Care Equipment & Supplies - 0.4%
Becton Dickinson & Co	412,446	83,924,512
Health Care Providers & Services - 2.2%
Chemed Corp	20,969	8,956,699
Quest Diagnostics Inc	160,909	30,094,810
UnitedHealth Group Inc	1,284,036	368,428,449
		407,479,958
Pharmaceuticals - 7.3%
Eli Lilly & Co	504,645	523,392,562
Johnson & Johnson	2,605,427	592,083,286
Merck & Co Inc (b)	2,059,451	227,095,662
		1,342,571,510
TOTAL HEALTH CARE		2,245,463,648
Industrials - 9.0%
Aerospace & Defense - 3.2%
BWX Technologies Inc	131,520	27,018,154
General Dynamics Corp	363,300	127,550,997
Huntington Ingalls Industries Inc	56,466	23,744,517
L3Harris Technologies Inc	269,223	92,303,106
Lockheed Martin Corp	295,634	187,496,995
Northrop Grumman Corp (b)	193,672	134,071,379
		592,185,148
Commercial Services & Supplies - 1.1%
Republic Services Inc	292,024	62,811,442
Rollins Inc	404,480	25,619,763
Waste Management Inc	533,284	118,517,037
		206,948,242
Ground Transportation - 0.2%
Landstar System Inc	49,866	7,447,985
Union Pacific Corp	179,518	42,204,682
		49,652,667
Industrial Conglomerates - 1.1%
Honeywell International Inc	913,593	207,860,679
Machinery - 0.9%
Donaldson Co Inc	167,668	17,092,076
Graco Inc	238,428	20,821,917
IDEX Corp	108,335	21,509,914
Nordson Corp	77,249	21,207,168
Otis Worldwide Corp	564,757	48,241,543
Snap-on Inc	75,061	27,480,583
Toro Co/The	142,004	12,993,366
		169,346,567
Professional Services - 2.1%
Automatic Data Processing Inc	582,841	143,856,816
Booz Allen Hamilton Holding Corp Class A	177,350	15,681,287
Broadridge Financial Solutions Inc	168,544	33,221,708
CACI International Inc (c)	31,647	19,639,495
Exponent Inc	72,669	5,222,721
FTI Consulting Inc (b)(c)	45,683	7,979,450
Jacobs Solutions Inc (b)	172,008	23,265,802
Leidos Holdings Inc	184,615	34,759,312
Maximus Inc	81,086	7,657,762
Paychex Inc	466,540	48,114,270
Science Applications International Corp	67,448	6,863,508
Verisk Analytics Inc	201,044	43,719,028
		389,981,159
Trading Companies & Distributors - 0.4%
Fastenal Co (b)	1,651,407	71,605,008
TOTAL INDUSTRIALS		1,687,579,470
Information Technology - 30.6%
Communications Equipment - 2.9%
Cisco Systems Inc	5,698,291	446,290,152
Motorola Solutions Inc	239,736	96,503,329
		542,793,481
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	1,756,862	253,128,677
CDW Corp/DE	188,592	23,836,142
Teledyne Technologies Inc (c)	67,470	41,851,641
		318,816,460
IT Services - 3.4%
Accenture PLC Class A	358,661	94,557,386
Akamai Technologies Inc (c)	206,327	20,044,668
Amdocs Ltd	160,040	13,113,678
ASGN Inc (c)	63,027	3,283,076
Cognizant Technology Solutions Corp Class A	702,783	57,670,373
IBM Corporation	1,340,422	411,107,428
VeriSign Inc	120,971	29,544,747
		629,321,356
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices Inc	595,924	185,260,853
Broadcom Inc	348,120	115,332,156
NVIDIA Corp (b)	5,121,095	978,794,887
Texas Instruments Inc	1,308,216	281,985,959
		1,561,373,855
Software - 7.8%
Cadence Design Systems Inc (c)	392,103	116,203,645
Dolby Laboratories Inc Class A	88,041	5,651,352
Dropbox Inc Class A (b)(c)	266,323	6,785,910
Microsoft Corp	2,858,476	1,229,973,638
Qualys Inc (c)	51,941	6,851,018
Roper Technologies Inc	154,852	57,485,708
SPS Commerce Inc (c)	54,550	4,869,133
Tyler Technologies Inc (c)	62,252	22,995,889
		1,450,816,293
Technology Hardware, Storage & Peripherals - 6.4%
Apple Inc	4,570,522	1,185,959,049
TOTAL INFORMATION TECHNOLOGY		5,689,080,494
Materials - 3.2%
Chemicals - 2.3%
Air Products and Chemicals Inc	101,914	27,771,565
Balchem Corp	46,701	7,947,109
Corteva Inc	977,200	71,140,160
Linde PLC	674,743	308,337,309
		415,196,143
Construction Materials - 0.3%
Vulcan Materials Co	190,121	57,138,965
Containers & Packaging - 0.5%
Amcor PLC (b)	663,459	29,358,061
AptarGroup Inc	94,800	11,845,260
Avery Dennison Corp	112,213	20,816,634
Graphic Packaging Holding CO (b)	426,291	6,245,163
Packaging Corp of America	128,597	28,619,262
Silgan Holdings Inc (b)	127,786	5,513,966
		102,398,346
Metals & Mining - 0.1%
Royal Gold Inc (b)	94,728	24,942,830
TOTAL MATERIALS		599,676,284
Real Estate - 2.9%
Diversified REITs - 0.1%
WP Carey Inc	315,119	21,979,550
Health Care REITs - 0.1%
Omega Healthcare Investors Inc	424,493	18,626,753
Industrial REITs - 0.1%
EastGroup Properties Inc	76,322	13,863,128
Lineage Inc (b)	82,297	2,938,826
		16,801,954
Residential REITs - 0.9%
American Homes 4 Rent Class A (b)	468,874	14,685,134
AvalonBay Communities Inc	204,633	36,357,145
Equity LifeStyle Properties Inc	278,856	17,615,334
Equity Residential	500,078	31,164,861
Essex Property Trust Inc	92,675	23,342,052
Invitation Homes Inc	811,528	21,692,143
Mid-America Apartment Communities Inc	168,461	22,624,312
		167,480,981
Retail REITs - 0.6%
Agree Realty Corp	158,962	11,481,825
NNN REIT Inc	271,650	11,319,656
Realty Income Corp	1,315,652	80,465,276
		103,266,757
Specialized REITs - 1.1%
American Tower Corp	171,986	30,833,650
Equinix Inc	140,823	115,605,826
Gaming and Leisure Properties Inc	407,238	18,223,901
VICI Properties Inc	1,534,467	43,087,833
		207,751,210
TOTAL REAL ESTATE		535,907,205
Utilities - 4.1%
Electric Utilities - 3.0%
Alliant Energy Corp	304,225	20,051,470
American Electric Power Co Inc	769,550	92,172,851
Duke Energy Corp	1,118,975	135,787,616
Evergy Inc	304,546	23,367,815
Exelon Corp	1,453,334	65,080,297
IDACORP Inc	77,751	10,324,555
Southern Co/The	1,582,931	141,371,568
Xcel Energy Inc	851,039	64,730,026
		552,886,198
Multi-Utilities - 1.1%
Ameren Corp	389,110	40,187,281
CMS Energy Corp	430,732	30,793,030
Consolidated Edison Inc	518,964	55,337,131
DTE Energy Co	298,712	40,140,918
WEC Energy Group Inc	463,153	51,257,143
		217,715,503
TOTAL UTILITIES		770,601,701
TOTAL UNITED STATES		18,616,980,053
TOTAL COMMON STOCKS (Cost $13,511,736,371)		18,629,965,846

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $2,306,332)	3.82	2,309,000	2,306,695

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.70	33,328,985	33,335,651
Fidelity Securities Lending Cash Central Fund (g)(h)	3.70	110,310,968	110,321,999
TOTAL MONEY MARKET FUNDS (Cost $143,657,650)			143,657,650

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $13,657,700,353)	18,775,930,191
NET OTHER ASSETS (LIABILITIES) - (0.6)% (d)	(107,663,744)
NET ASSETS - 100.0%	18,668,266,447

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	82	3/2026	28,559,575	371,340
CME E-Mini S&P MidCap 400 Index Contracts (United States)	28	3/2026	9,653,000	178,307

TOTAL FUTURES CONTRACTS				549,647
The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Includes $864,474 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,306,695.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $39,141,603.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	14,601,374	233,618,963	214,883,601	235,801	(1,085)	-	33,335,651	33,328,985	0.1%
Fidelity Securities Lending Cash Central Fund	33,976,833	517,182,865	440,838,695	25,395	996	-	110,321,999	110,310,968	0.3%
Total	48,578,207	750,801,828	655,722,296	261,196	(89)	-	143,657,650

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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